PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (7,971)		$ (7,971)		$ (5,214)	$ (891)
Total property, plant and equipment, net	144,256		144,256		128,162	28,506
Depreciation expense	1,765	$ 332	2,757	$ 500	2,238	523
Production facilities
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	88,397		88,397		55,824	9,046
Furniture, fittings & equipment
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	5,447		5,447		5,336	957
Industrial property
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	0		0		3,670	0
Vehicles
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	531		531		378	55
Assets under construction
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 57,852		$ 57,852		$ 68,168	$ 19,340